Current Assets and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Prepaid Expenses

Prepaid expenses as of December 31, 2014 and 2013 consist of the following:

(in US$ millions)	2014	2013
Prepaid operating lease	22.7	25.1
Other prepaid expenses	1.7	1.9

Total prepaid expenses	24.4	27.0

Of which non-current	22.7	23.8
Of which current	1.7	3.2

Total prepaid expenses	24.4	27.0

Schedule of Other Receivables and Current Assets

The other receivables and current assets as of December 31, 2014 and 2013 are as follows:

(in US$ millions)	2014	2013
VAT and other tax receivables	2.8	6.6
Inventories	3.3	4.3
Deferred debt issuance costs, short-term portion	—	0.8
Harbor receivable	10.7	—
Other receivables	5.1	4.1

Total other receivables and current assets	21.9	15.8